Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
U.S. Dollar-denominated interest rate swaps 1 | LIBOR
Derivative [Line Items]
Principal Amount	$ 1,137,671
Fair Value / Carrying Amount of Asset / (Liability)	$ (33,882)
Weighted-Average Remaining Term (years)	4 years 9 months 18 days
Fixed Rate Payable	2.80%	2.80%
U.S. Dollar-denominated interest rate swaps 2 | LIBOR
Derivative [Line Items]
Principal Amount	$ 160,000
Fair Value / Carrying Amount of Asset / (Liability)	$ (9,360)
Weighted-Average Remaining Term (years)	3 months 18 days
Fixed Rate Payable	3.50%	3.50%
U.S. Dollar-denominated interest rate swaption 1 | LIBOR
Derivative [Line Items]
Principal Amount	$ 160,000
Fair Value / Carrying Amount of Asset / (Liability)	$ (2)
Weighted-Average Remaining Term (years)	1 month 6 days
Fixed Rate Payable	2.00%	2.00%
U.S. Dollar-denominated interest rate swaption 2 | LIBOR
Derivative [Line Items]
Principal Amount	$ 160,000
Fair Value / Carrying Amount of Asset / (Liability)	$ 0
Weighted-Average Remaining Term (years)	1 month 6 days
Fixed Rate Payable	3.10%	3.10%
Euro-denominated interest rate swaps
Derivative [Line Items]
Principal Amount | €		€ 194.1
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Principal Amount	$ 232,957
Fair Value / Carrying Amount of Asset / (Liability)	$ (29,235)
Weighted-Average Remaining Term (years)	2 years 11 months 15 days
Fixed Rate Payable	3.10%	3.10%
Interest Rate Swap Agreements
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (72,479)